Equity - Shareholders' Agreement (Details)	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	4,483,078,712
Shares in treasury	295,810,551
Total issued shares	4,778,889,263
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	4,483,078,700
Shares in treasury	295,810,551
Total issued shares	4,778,889,251
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12
Total issued shares	12
Shareholders With More Than 5 Of Total Capital [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	1,616,023,334
Shareholders With More Than 5 Of Total Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	1,616,023,334
Capital Group Companies Inc [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	648,304,234
Capital Group Companies Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	648,304,234
Previ [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	409,087,156
Previ [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	409,087,156
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Mitsui Co. Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Blackrock Inc [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	272,284,889
Blackrock Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	272,284,889
Free Floating [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	2,867,055,366
Free Floating [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	2,867,055,366
Golden shares
IfrsStatementLineItems [Line Items]
Shares outstanding	12
Golden shares | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12